Share based payments - Summary of subscription rights outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2020 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares
Subscription rights
Exercise Price | € / shares	€ 104.0	€ 70.1	€ 53.3	€ 39.3
Outstanding at the beginning of the year	5,541,117	4,626,782	3,970,807
Granted during the period	2,173,335	1,699,690	1,235,245
Exercised during the period	(744,965)	(754,605)	(567,270)
Forfeited during the year	(40,376)	(30,750)	(12,000)
Expired during the year	0
Outstanding at the end of the year	6,929,111	5,541,117	4,626,782
Exercisable	1,168,967	1,139,682	882,734	763,344
Subscription rights
Subscription rights
Exercise Price | € / shares	€ 103.95	€ 70.09	€ 53.30
Outstanding at the beginning of the year	5,541,117
Granted during the period	2,173,335
Exercised during the period	(744,965)
Forfeited during the year	(40,376)
Outstanding at the end of the year	6,929,111	5,541,117
Exercisable	1,168,967
2006 BNL allocated on December 2007
Subscription rights
Exercise Price | € / shares	€ 7.12
Outstanding at the beginning of the year	1,050
Exercised during the period	(1,050)
Outstanding at the end of the year		1,050
2007 RMV allocated on October 2007
Subscription rights
Exercise Price | € / shares	€ 8.65
Outstanding at the beginning of the year	14,980
Exercised during the period	(14,980)
Outstanding at the end of the year		14,980
2008 allocated on June 2008
Subscription rights
Exercise Price | € / shares	€ 5.6
Outstanding at the beginning of the year	1,365
Outstanding at the end of the year	1,365	1,365
Exercisable	1,365
2012 allocated on September 2012
Subscription rights
Exercise Price | € / shares	€ 14.19
Outstanding at the beginning of the year	80,040
Exercised during the period	(80,040)
Outstanding at the end of the year		80,040
2013 allocated on May 2013
Subscription rights
Exercise Price | € / shares	€ 19.38
Outstanding at the beginning of the year	120,434
Exercised during the period	(64,770)
Outstanding at the end of the year	55,664	120,434
Exercisable	55,664
2014 allocated on July 2014
Subscription rights
Exercise Price | € / shares	€ 14.54
Outstanding at the beginning of the year	252,340
Exercised during the period	(83,000)
Outstanding at the end of the year	169,340	252,340
Exercisable	169,340
2015 allocated on April 2015
Subscription rights
Exercise Price | € / shares	€ 28.75
Outstanding at the beginning of the year	282,473
Exercised during the period	(63,000)
Outstanding at the end of the year	219,473	282,473
Exercisable	219,473
2015 (B) allocated on December 2015
Subscription rights
Exercise Price | € / shares	€ 49.00
Outstanding at the beginning of the year	329,500
Exercised during the period	(68,000)
Outstanding at the end of the year	261,500	329,500
Exercisable	261,500
2015 RMV allocated on December 2015
Subscription rights
Exercise Price | € / shares	€ 49.00
Outstanding at the beginning of the year	57,500
Exercised during the period	(17,500)
Outstanding at the end of the year	40,000	57,500
Exercisable	40,000
2016 allocated on June 2016
Subscription rights
Exercise Price | € / shares	€ 46.10
Outstanding at the beginning of the year	504,250
Exercised during the period	(161,625)
Outstanding at the end of the year	342,625	504,250
Exercisable	342,625
2016 RMV allocated on June 2016
Subscription rights
Exercise Price | € / shares	€ 46.10
Outstanding at the beginning of the year	120,000
Exercised during the period	(51,000)
Outstanding at the end of the year	69,000	120,000
Exercisable	69,000
2016 (B) allocated on January 2017
Subscription rights
Exercise Price | € / shares	€ 62.50
Outstanding at the beginning of the year	150,000
Exercised during the period	(140,000)
Outstanding at the end of the year	10,000	150,000
Exercisable	10,000
2017 allocated on May 2017
Subscription rights
Exercise Price | € / shares	€ 80.57
Outstanding at the beginning of the year	595,500
Outstanding at the end of the year	595,500	595,500
2017 RMV allocated on May 2017
Subscription rights
Exercise Price | € / shares	€ 80.57
Outstanding at the beginning of the year	127,500
Outstanding at the end of the year	127,500	127,500
2018 allocated on April 2018
Subscription rights
Exercise Price | € / shares	€ 79.88
Outstanding at the beginning of the year	1,085,245
Forfeited during the year	(2,000)
Outstanding at the end of the year	1,083,245	1,085,245
2018 RMV allocated on April 2018
Subscription rights
Exercise Price | € / shares	€ 79.88
Outstanding at the beginning of the year	137,500
Outstanding at the end of the year	137,500	137,500
2019 allocated on April 2019
Subscription rights
Exercise Price | € / shares	€ 95.11
Outstanding at the beginning of the year	1,486,690
Forfeited during the year	(8,850)
Outstanding at the end of the year	1,477,840	1,486,690
2019 RMV allocated on April 2019
Subscription rights
Exercise Price | € / shares	€ 95.11
Outstanding at the beginning of the year	194,750
Forfeited during the year	(1,750)
Outstanding at the end of the year	193,000	194,750
2020 allocated on April 2020
Subscription rights
Exercise Price | € / shares	€ 168.42
Granted during the period	1,925,185
Forfeited during the year	(19,151)
Outstanding at the end of the year	1,906,034
2020 RMV allocated on April 2020
Subscription rights
Exercise Price | € / shares	€ 168.42
Granted during the period	248,150
Forfeited during the year	(8,625)
Outstanding at the end of the year	239,525